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Schwab Global Real Estate Fund
Schwab® Global Real Estate Fund
SCHWAB INVESTMENTS
(the Trust)
Schwab® Global Real Estate Fund
(the fund)
Supplement dated June 21, 2022 to the fund’s currently effective Summary Prospectus,
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectus, Statutory Prospectus and SAI.
At a meeting held on June 8, 2022, the Board of Trustees of the Trust approved the reduction of the fund’s management fee and the fund’s shareholder servicing fee, and a new expense limitation. These changes, which are summarized below, will be effective on June 27, 2022.
	Current	New
Management Fee	0.77%	0.50%
Expense Limitation	1.05%	0.75%
Shareholder Servicing Fee	0.25%	0.15%
Accordingly, the following changes to the Summary Prospectus, Statutory Prospectus and SAI are effective June 27, 2022:
1.

Summary Prospectus and Statutory Prospectus – Under the “Fund Fees and Expenses” section: The “Shareholder Fees,” “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)1
Management fees	0.50
Distribution (12b-1) fees	None
Other expenses2	0.23
Total annual fund operating expenses	0.73

(1)
The information in the table has been restated to reflect current fees and expenses.

(2)
“Other expenses” are based on estimated amounts for the current fiscal year.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$75	$233	$406	$906

1.

Summary Prospectus and Statutory Prospectus – Under the “Fund Fees and Expenses” section: The “Shareholder Fees,” “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Schwab Global Real Estate Fund Schwab Global Real Estate Fund USD ($)
none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Schwab Global Real Estate Fund Schwab Global Real Estate Fund	[1]
Management fees	0.50%
Distribution (12b-1) fees	none
Other expenses	0.23%	[2]
Total annual fund operating expenses	0.73%
[1]	The information in the table has been restated to reflect current fees and expenses.
[2]	“Other expenses” are based on estimated amounts for the current fiscal year.

Expenses on a $10,000 Investment
Expense Example	1 Year	3 Years	5 Years	10 Years
Schwab Global Real Estate Fund | Schwab Global Real Estate Fund | USD ($)	75	233	406	906